Expense Example	Prospectus #1 Calvert Growth Allocation Fund Class A 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class A 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class A 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class A 10 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class C 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class C 10 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 1 Year	Prospectus #1 Calvert Growth Allocation Fund Class I 3 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 5 Years	Prospectus #1 Calvert Growth Allocation Fund Class I 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class A 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class A 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class C 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class C 10 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 1 Year	Prospectus #1 Calvert Conservative Allocation Fund Class I 3 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 5 Years	Prospectus #1 Calvert Conservative Allocation Fund Class I 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class A 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class A 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class C 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class C 10 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 1 Year	Prospectus #1 Calvert Moderate Allocation Fund Class I 3 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 5 Years	Prospectus #1 Calvert Moderate Allocation Fund Class I 10 Years	Prospectus #2 Calvert Balanced Fund Class A 1 Year	Prospectus #2 Calvert Balanced Fund Class A 3 Years	Prospectus #2 Calvert Balanced Fund Class A 5 Years	Prospectus #2 Calvert Balanced Fund Class A 10 Years	Prospectus #2 Calvert Balanced Fund Class C 1 Year	Prospectus #2 Calvert Balanced Fund Class C 3 Years	Prospectus #2 Calvert Balanced Fund Class C 5 Years	Prospectus #2 Calvert Balanced Fund Class C 10 Years	Prospectus #2 Calvert Balanced Fund Class I 1 Year	Prospectus #2 Calvert Balanced Fund Class I 3 Years	Prospectus #2 Calvert Balanced Fund Class I 5 Years	Prospectus #2 Calvert Balanced Fund Class I 10 Years	Prospectus #2 Calvert Balanced Fund Class R6 1 Year	Prospectus #2 Calvert Balanced Fund Class R6 3 Years	Prospectus #2 Calvert Balanced Fund Class R6 5 Years	Prospectus #2 Calvert Balanced Fund Class R6 10 Years	Prospectus #2 Calvert Equity Fund Class A 1 Year	Prospectus #2 Calvert Equity Fund Class A 3 Years	Prospectus #2 Calvert Equity Fund Class A 5 Years	Prospectus #2 Calvert Equity Fund Class A 10 Years	Prospectus #2 Calvert Equity Fund Class C 1 Year	Prospectus #2 Calvert Equity Fund Class C 3 Years	Prospectus #2 Calvert Equity Fund Class C 5 Years	Prospectus #2 Calvert Equity Fund Class C 10 Years	Prospectus #2 Calvert Equity Fund Class I 1 Year	Prospectus #2 Calvert Equity Fund Class I 3 Years	Prospectus #2 Calvert Equity Fund Class I 5 Years	Prospectus #2 Calvert Equity Fund Class I 10 Years	Prospectus #2 Calvert Equity Fund Class R6 1 Year	Prospectus #2 Calvert Equity Fund Class R6 3 Years	Prospectus #2 Calvert Equity Fund Class R6 5 Years	Prospectus #2 Calvert Equity Fund Class R6 10 Years	Prospectus #3 Calvert Bond Fund Class A 1 Year	Prospectus #3 Calvert Bond Fund Class A 3 Years	Prospectus #3 Calvert Bond Fund Class A 5 Years	Prospectus #3 Calvert Bond Fund Class A 10 Years	Prospectus #3 Calvert Bond Fund Class C 1 Year	Prospectus #3 Calvert Bond Fund Class C 3 Years	Prospectus #3 Calvert Bond Fund Class C 5 Years	Prospectus #3 Calvert Bond Fund Class C 10 Years	Prospectus #3 Calvert Bond Fund Class I 1 Year	Prospectus #3 Calvert Bond Fund Class I 3 Years	Prospectus #3 Calvert Bond Fund Class I 5 Years	Prospectus #3 Calvert Bond Fund Class I 10 Years	Prospectus #3 Calvert Bond Fund Class R6 1 Year	Prospectus #3 Calvert Bond Fund Class R6 3 Years	Prospectus #3 Calvert Bond Fund Class R6 5 Years	Prospectus #3 Calvert Bond Fund Class R6 10 Years
USD ($)	567	772	992	1,627	273	544	940	1,850	72	233	408	915	567	763	976	1,586	272	533	918	1,801	72	224	390	871	565	757	965	1,564	271	530	913	1,788	69	218	379	847	565	757	965	1,564	271	532	917	1,795	69	220	383	858	65	207	361	809	566	760	970	1,575	272	533	918	1,799	70	221	384	859	64	202	351	786	447	606	779	1,279	256	490	847	1,638	54	176	310	699	47	154	271	613